Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Commitments and contingencies
Commitments and contingencies

17.   Commitments and contingencies

Contractual commitments

As of December 31, 2020, the Partnership has no material commitments for capital expenditures. However, during the fourth quarter of 2020, part of the procedures for the on-water class renewal survey for the Höegh Grace commenced. No off-hire occurred during the fourth quarter of 2020. The remainder of the on-water class renewal survey is expected to be completed during the first half of 2021. Expenditures totaling approximately $0.6 million were incurred as of December 31, 2020.

As of December 31, 2020, there were no material contractual purchase commitments.

Claims and Contingencies

Joint ventures boil-off settlement

Under the Neptune and the Cape Ann time charters, the joint ventures undertake to ensure that the vessel always meets specified performance standards during the term of the time charters. The performance standards include the vessel not exceeding a maximum average daily boil-off of LNG, subject to certain contractual exclusions, as specified in the time charter. Pursuant to the charters, the hire rate is subject to deduction by the charterer of, among other things, sums due in respect of the joint ventures’ failure to satisfy the specified performance standards during the period. On September 8, 2017, the charterer notified the joint ventures that it was formally making a claim for compensation in accordance with the provisions of the charters for a stated quantity of LNG exceeding the maximum average daily boil-off since the beginning for the charters. Accruals are recorded for loss contingencies or claims when it is probable that a liability will be incurred, and the amount of loss can be reasonably estimated. As of September 30, 2017, the joint ventures determined the liability associated with the boil-off claim was probable and could be reasonably estimated resulting in a total accrual of $23.7 million which was recorded as a reduction of time charter revenues in the third quarter of 2017. As a precaution, the joint ventures suspended payments on their shareholder loans as of September 30, 2017 pending the outcome of the boil-off claim. Refer to note 8. The Partnership's 50% share of the accrual was approximately $11.9 million. The claim was referred to arbitration.

In February 2020, each of the joint ventures and the charterer reached a commercial settlement addressing all the past and future claims related to boil-off with respect to the Neptune and the Cape Ann. The settlement amount was in line with the accrual made by the joint ventures. Accordingly, the accrual was unchanged as of December 31, 2019. The settlement reached was subject to executing final binding agreements between the parties. The final settlement and release agreements were signed on and had an effective date of April 1, 2020. Among other things, the settlement provided that 1) the boil-off claim, up to the effective date of the settlement agreements, would be settled for an aggregate amount of $23.7 million, paid in instalments during 2020, 2) the costs of the arbitration tribunal would be equally split between the parties and each party would settle its legal and other costs, 3) the joint ventures have or would implement technical upgrades on the vessels at their own cost to minimize boil-off, and 4) the relevant provisions of the time charters would be amended regarding the computation and settlement of prospective boil-off claims. The Partnership’s 50% share of the settlement was the same as its share of the accrual, or approximately $11.9 million. As a result, the settlement had no impact to the Partnership’s consolidated income statement for the year ended December 31, 2020.

The first installment of the settlement of $17.2 million was paid by the joint ventures in April 2020. The Partnership’s 50% share was $8.6 million. The second and final installment of the settlement of $6.5 million was paid by the joint ventures in December 2020. The Partnership’s 50% share was $3.3 million.

The Partnership is indemnified by Höegh LNG for its share of the cash impact of the settlement, the arbitration costs and any legal expenses, the technical modifications of the vessels and any prospective boil-off claims or other direct impacts of the settlement agreement. On April 8, 2020 and December 11, 2020, the Partnership was indemnified by Höegh LNG for its share of the joint ventures boil-off settlement payments by a reduction of $8.6 million and $3.3 million, respectively, on its outstanding balance on the $85 million revolving credit facility from Höegh LNG.

Höegh LNG and the other major owner guarantee the performance and payment obligations of the joint ventures under the time charters.

The Partnership was indemnified by Höegh LNG for its share of the cash impact of the settlement, the arbitration costs and any legal expenses, the technical modifications of the vessels and any prospective boil-off claims or other direct impacts of the settlement agreement. Höegh LNG will indemnify the Partnership for the Partnership’s share of such costs. For the year ended December 31, 2018 the Partnership received indemnification payments of $0.3 million from Höegh LNG, related to the boil-off claim. Indemnification payments were recorded as contributions to equity. Refer to note 14. On March 12, 2021, the partnership was indemnified by Höegh LNG for its share of the joint ventures performance claims for the year ended December 31, 2020 by a reduction of $0.3 million on its outstanding balance on the $85 million revolving credit facility from Höegh LNG

Indonesian corporate income tax

Based upon the Partnership’ s experience in Indonesia, tax regulations, guidance and interpretation in Indonesia may not always be clear and may be subject to alternative interpretations or changes in interpretations over time. The Partnership’s Indonesian subsidiary is subject to examination by the Indonesian tax authorities for the years from 2016 through 2020 for up to five years following the completion of a fiscal year. As a result, it is likely there will be an examination by the Indonesian tax authorities for the tax return for 2016 during 2021. The examinations may lead to ordinary course adjustments or proposed adjustments to the Partnership’s taxes with respect to years under examination. In December 2018, the examination for the years 2013 and 2014 was completed. Refer to note 6 for additional information. On January 22, 2021 the Partnership’s Indonesian subsidiary received a letter from the Indonesian tax authorities that there will be an examination by the Indonesian tax authorities for the tax returns from 2016 to 2020 during 2021. Future examinations may or may not result in changes to the Partnership’s provisions on tax filings from 2016 through 2020. As of December 31, 2020, the unrecognized tax benefits for uncertain tax positions were $2.7 million.

Indonesian property tax

The Partnership's Indonesian subsidiary was assessed for Land and Building tax (“property tax”) and penalties of $3.0 million by the Indonesian authorities for the period from 2015 through 2019. The assessment was due to the issuance of the Indonesian Minister of Finance’s Decree No. 186/PMK.03/2019 (“PMK 186/2019”) which defines FSRUs as a “Building” subject to the tax. The Partnership’s Indonesian subsidiary has appealed the assessment. Depending on the level of appeal pursued, the appeal process could take a number of years to conclude. There can be no assurance of the result of the appeal or whether the Indonesian subsidiary will prevail. As a result, the property tax and penalties were expensed as a component of vessel operating expenses for the year ended December 31, 2019. Until the appeal is concluded, the Indonesian subsidiary will be required to pay an annual property tax of approximately $0.5 million.

PGN LNG claims including delay liquidated damages

The Partnership was indemnified by Höegh LNG for i) any hire rate payments not received under the PGN FSRU Lampung time charter for the period commencing on August 12, 2014 through the acceptance date of the PGN FSRU Lampung and ii) non-budgeted expenses (including warranty costs associated with repairs of the Mooring) incurred in connection with the PGN FSRU Lampung project prior to the date of acceptance, and for iii) certain subsequently incurred non-budgeted costs and expenses.

No indemnification claim was filed for the year ended December 31, 2020. For the years ended December 31, 2019 and 2018, the Partnership refunded to Höegh LNG approximately $0.1 million and $2.4 million, respectively, related to insurance proceeds received related to the warranty provision and costs for previous years determined to be reimbursable by the charterer. For the year ended December 31, 2018, the Partnership received indemnification payments from Höegh LNG for non-budgeted expenses (including warranty provisions, other non-budgeted expenses and replacement capital expenditure) of $0.9 million which was recorded as a contribution to equity. Indemnification payments received from Höegh LNG are subject to repayment to the extent the amounts are subsequently recovered from insurance or deemed reimbursable by the charterer. Refer to note 14.

Höegh Gallant claims and indemnification

The Partnership was indemnified by Höegh LNG for losses incurred in connection with the commencement of services under the time charter with EgyptCo (including technical issues) incurred in connection with the Höegh Gallant.

No indemnification claims were filed or received for the years ended December 31, 2020 and 2019. For the year ended December 31, 2018, the Partnership received indemnification payments from Höegh LNG for losses incurred in connection with the time charter with EgyptCo of $0.5 million which were recorded as contributions to equity. Refer to note 14.